Leases	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Leases
14.	Leases
The Company as a lessee
The Company leases some aircraft under long-term lease agreements with an average duration of 10 years. Aircraft under operating leases may be renewed in accordance with management’s business plan.
Other leased assets include real estate, airport and terminal facilities, sales offices, maintenance facilities, and general offices. Most lease agreements include renewal options; a few have escalation clauses, but no purchase options.
Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2018	$350,517	$33,833	$384,350
Additions	83,389	1,381	84,770
Depreciation expens e	(100,857)	(6,270)	(107,127)

Balance at December 31, 2018	$333,049	$28,944	$361,993
Additions	23,162	8,512	31,674
Depreciation expens e	(95,564)	(7,260)	(102,824)

Balance at December 31, 2019	$260,647	$30,196	$290,843

Additions to the
right-of-use
assets include new leases, contract extensions ,changes in discount rate and changes in rental payments.

Lease liabilities

	2019	2018
Current portion of lease liability
Aircraft	$91,246	$96,853
Real estate	6,486	5,599

	$97,732	$102,452
Long-term lease liability
Aircraft	$179,031	$246,292
Real estate	27,801	26,939

	$206,832	$273,231

	$304,564	$375,683

For leases under IFRS 16 the Company recognizes a provision to estimate the costs for work required to be performed just before the redelivery of the aircraft to the lessors and which does not depend of the aircraft utilization, this provision is booked as a dismantling provision cost under “long term liabilities” in the consolidated statement of financial position. As of December 31, 2019 the total liability related to leases including the provision of dismantling amounts to $328.9 million (2018: $399.5 million).
Total cash outflow for leases for the years ended as December 31, 2019 and 2018:

	2019	2018
Aircraft	$107,610	$112,707
Real estate	9,458	8,329

	$117,068	$121,036

As of December 31, 2019, the average incremental borrowing rate of leased aircraft is 3.57% (2018: 3.4%).
The maturity analysis of lease liabilities
is
 disclosed in
n
ote 28.5.

Amounts recognized in the consolidated statement of profit or loss related to leases:

	2019	2018	2017
Depreciation and amortization
Aircraft	$95,564	$100,857	$104,282
Real estate	7,260	6,270	5,917

	$102,824	$107,127	$110,199
Other operating and administrative expenses
Short-term leases	$364	$1,412	$1,373
Leases of low-value assets	733	853	758
Variable lease payments not include in the measurement of lease liabilities	706	611	542

	$1,803	$2,876	$2,673
Finance cost
Aircraft	$11,221	$12,074	$12,956
Real estate	2,073	2,105	2,151
Unwinding of discount and changes in the discount rate	846	796	766

	$14,140	$14,975	$15,873

	$118,767	$124,978	$128,745

Some property leases in airport contain variable payment terms that are linked to the number of passenger using the areas.
The unwinding of discount and changes in the discount rate over leased aircraft correspond to the interest expenses of the discounted dismantling provision (see note 18).
The Company as a lessor
Since 2015, the Company is the lessor of two aircraft, as part of the strategy of fleet management, in order to optimize the use of aircraft in relation to the routes scheduled for that year. Each lease is scheduled to expire in 2022. The carrying amount of the two aircraft under operating leases is up to $37.7 million (2018: $40.7 million).
Total lease income amounts to $3.5 million for the period ended December 31, 2019 (2018: $3.5 million and 2017: $3.5 million), included under “Other operating revenue” in the accompanying consolidated statement of profit or loss.
The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received after the reporting date
The future minimum lease receivables under non-cancellable leases are as follows:

	2019	2018
Up to one year	$3,220	$3,480
One to five years	5,875	1,595

Total minimum lease rental receivables	$9,095	$5,075